Commitments and Contingencies (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Commitments And Contingencies [Line Items]
Business combination underwriting agreement	The Company will grant the underwriter, an affiliate of the Sponsor, a 45-day option to purchase up to 7,500,000 additional Units to cover over-allotments, if any, at the Proposed Offering price less the underwriting discounts and commissions.	The Company granted Cantor Fitzgerald & Co., as representative of the underwriters of the Initial Public Offering, a 45-day option to purchase up to 7,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 10, 2020, the 45-day over-allotment option expired unexercised.
Underwriting discount per Unit	$ 0.20
Cash underwriting discount	$ 10,000,000	$ 10,000,000
Underwriting fee	$ 100,000	$ 100,000
Initial Public Offering [Member]
Commitments And Contingencies [Line Items]
Business combination gross proceeds, percentage	3.50%	3.50%
Over-Allotment Option [Member]
Commitments And Contingencies [Line Items]
Business combination gross proceeds, percentage	5.50%	5.50%